American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
May 31, 2023

Diversified Corporate Bond ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
CORPORATE BONDS — 93.1%
Aerospace and Defense — 1.7%
Boeing Co., 5.15%, 5/1/30	900,000	893,027
Lockheed Martin Corp., 4.45%, 5/15/28	1,000,000	998,224
Raytheon Technologies Corp., 2.25%, 7/1/30	1,792,000	1,518,613
		3,409,864
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 2.65%, 7/15/31	492,000	382,107
Automobiles — 2.6%
American Honda Finance Corp., 5.00%, 5/23/25	750,000	749,295
General Motors Financial Co., Inc., 5.10%, 1/17/24	849,000	845,922
General Motors Financial Co., Inc., 1.20%, 10/15/24	1,000,000	941,284
General Motors Financial Co., Inc., 3.80%, 4/7/25	400,000	386,710
General Motors Financial Co., Inc., 5.85%, 4/6/30	340,000	336,868
Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25(1)	290,000	292,521
Toyota Motor Credit Corp., 3.95%, 6/30/25	853,000	839,576
Toyota Motor Credit Corp., 4.55%, 5/17/30	1,000,000	987,300
		5,379,476
Banks — 19.3%
Banco Santander SA, VRN, 1.72%, 9/14/27	900,000	786,902
Bank of America Corp., VRN, 1.73%, 7/22/27	770,000	687,015
Bank of America Corp., VRN, 2.88%, 10/22/30	3,075,000	2,651,342
Bank of America Corp., VRN, 4.57%, 4/27/33	2,840,000	2,670,225
Bank of Montreal, 5.20%, 2/1/28	1,236,000	1,242,136
Barclays PLC, VRN, 2.28%, 11/24/27	897,000	797,571
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	1,045,000	970,467
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	1,085,000	1,074,000
Citigroup, Inc., VRN, 2.01%, 1/25/26	870,000	818,904
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,781,000	1,658,677
Citigroup, Inc., VRN, 4.41%, 3/31/31	255,000	241,377
Citigroup, Inc., VRN, 2.52%, 11/3/32	1,250,000	1,009,593
Citigroup, Inc., VRN, 3.06%, 1/25/33	190,000	159,908
Commonwealth Bank of Australia, 5.32%, 3/13/26	815,000	824,987
Credit Agricole SA, 5.30%, 7/12/28(1)(2)	725,000	735,121
Discover Bank, VRN, 4.68%, 8/9/28	1,375,000	1,266,432
Fifth Third Bank NA, 3.85%, 3/15/26	500,000	453,743
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	518,000	505,360
HSBC Holdings PLC, VRN, 4.76%, 6/9/28	2,300,000	2,231,663
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	790,000	806,119
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	91,000	81,795
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	921,000	797,558
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	1,335,000	1,134,842
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	1,685,000	1,403,714
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	349,000	352,099
Mitsubishi UFJ Financial Group, Inc., VRN, 5.72%, 2/20/26	627,000	626,923
Mitsubishi UFJ Financial Group, Inc., VRN, 5.42%, 2/22/29	1,337,000	1,340,650
PNC Financial Services Group, Inc., VRN, 4.76%, 1/26/27	1,165,000	1,150,840
Royal Bank of Canada, 4.24%, 8/3/27	1,222,000	1,188,098
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	1,320,000	1,225,822
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	218,000	223,690

Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/9/26(1)	500,000	505,912
Toronto-Dominion Bank, 4.69%, 9/15/27	933,000	916,121
Toronto-Dominion Bank, 2.45%, 1/12/32	350,000	286,545
Truist Bank, 3.30%, 5/15/26	1,674,000	1,532,935
Truist Bank, VRN, 2.64%, 9/17/29	1,159,000	1,072,251
UniCredit SpA, 7.83%, 12/4/23(1)	475,000	477,076
Wells Fargo & Co., VRN, 1.65%, 6/2/24	1,231,000	1,231,000
Wells Fargo & Co., VRN, 4.54%, 8/15/26	150,000	147,511
Wells Fargo & Co., VRN, 3.58%, 5/22/28	970,000	910,730
Wells Fargo & Co., VRN, 4.48%, 4/4/31	685,000	652,556
Wells Fargo & Co., VRN, 4.90%, 7/25/33	155,000	149,661
Wells Fargo & Co., VRN, 5.39%, 4/24/34	511,000	511,977
		39,511,848
Beverages — 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	2,000,000	2,015,489
PepsiCo, Inc., 3.60%, 2/18/28	1,050,000	1,024,076
		3,039,565
Biotechnology — 1.7%
AbbVie, Inc., 3.20%, 11/21/29	1,288,000	1,169,621
Amgen, Inc., 5.25%, 3/2/25	350,000	351,118
Amgen, Inc., 4.05%, 8/18/29	970,000	924,746
Amgen, Inc., 5.25%, 3/2/33	286,000	287,134
CSL Finance PLC, 3.85%, 4/27/27(1)(2)	816,000	787,474
		3,520,093
Broadline Retail — 0.2%
Amazon.com, Inc., 4.55%, 12/1/27	450,000	453,779
Building Products — 0.1%
Trane Technologies Financing Ltd., 5.25%, 3/3/33	200,000	203,756
Capital Markets — 6.9%
Ameriprise Financial, Inc., 5.15%, 5/15/33	600,000	598,886
Charles Schwab Corp., VRN, 5.85%, 5/19/34	340,000	344,904
Deutsche Bank AG, VRN, 1.45%, 4/1/25	575,000	541,830
Deutsche Bank AG, Series E, 0.96%, 11/8/23	510,000	495,980
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	524,000	509,285
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	415,000	373,011
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,532,000	1,365,140
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	1,034,000	964,723
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	1,360,000	1,075,351
Morgan Stanley, VRN, 1.16%, 10/21/25	893,000	834,350
Morgan Stanley, VRN, 2.63%, 2/18/26	1,026,000	975,665
Morgan Stanley, VRN, 0.99%, 12/10/26	365,000	326,363
Morgan Stanley, VRN, 3.77%, 1/24/29	915,000	858,540
Morgan Stanley, VRN, 5.12%, 2/1/29	191,000	190,154
Morgan Stanley, VRN, 5.16%, 4/20/29	331,000	330,167
Morgan Stanley, VRN, 2.70%, 1/22/31	1,010,000	864,141
Morgan Stanley, VRN, 2.51%, 10/20/32	410,000	333,040
Morgan Stanley, VRN, 6.34%, 10/18/33	650,000	696,679
Owl Rock Capital Corp., 3.40%, 7/15/26	470,000	416,218
OWL Rock Core Income Corp., 3.125%, 9/23/26	126,000	108,838
State Street Corp., VRN, 5.10%, 5/18/26	615,000	613,662
State Street Corp., VRN, 5.82%, 11/4/28	950,000	978,466
UBS Group AG, VRN, 2.75%, 2/11/33(1)	430,000	340,189
		14,135,582
Commercial Services and Supplies — 1.2%
Republic Services, Inc., 2.90%, 7/1/26	1,585,000	1,499,075

Republic Services, Inc., 4.875%, 4/1/29	250,000	250,715
Waste Connections, Inc., 4.25%, 12/1/28	760,000	739,608
		2,489,398
Construction and Engineering — 0.3%
Quanta Services, Inc., 2.35%, 1/15/32	876,000	696,600
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 10/29/24	745,000	699,492
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	760,000	732,536
		1,432,028
Consumer Staples Distribution & Retail — 2.3%
Sysco Corp., 5.95%, 4/1/30	1,609,000	1,698,689
Walmart, Inc., 4.00%, 4/15/26	1,964,000	1,952,247
Walmart, Inc., 3.90%, 4/15/28	1,000,000	989,479
		4,640,415
Containers and Packaging — 0.6%
Berry Global, Inc., 5.50%, 4/15/28(1)	800,000	791,840
Sonoco Products Co., 2.25%, 2/1/27	397,000	359,056
		1,150,896
Diversified REITs — 1.7%
Boston Properties LP, 3.125%, 9/1/23	1,075,000	1,063,564
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,133,000	1,101,524
Healthpeak OP LLC, 5.25%, 12/15/32	512,000	501,436
VICI Properties LP, 4.375%, 5/15/25	900,000	869,811
		3,536,335
Diversified Telecommunication Services — 2.1%
AT&T, Inc., 4.30%, 2/15/30	1,055,000	1,010,238
AT&T, Inc., 5.40%, 2/15/34(3)	505,000	506,502
Sprint Capital Corp., 6.875%, 11/15/28	1,155,000	1,235,811
Verizon Communications, Inc., 2.55%, 3/21/31	1,790,000	1,499,692
		4,252,243
Electric Utilities — 6.6%
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	167,000	167,787
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/1/32	1,042,000	1,008,290
Duke Energy Carolinas LLC, 4.95%, 1/15/33	1,200,000	1,205,194
Duke Energy Corp., 2.55%, 6/15/31	1,140,000	944,579
Exelon Corp., 2.75%, 3/15/27	1,040,000	961,661
Exelon Corp., 5.15%, 3/15/28	350,000	352,787
Florida Power & Light Co., 2.45%, 2/3/32	700,000	586,787
Georgia Power Co., 4.65%, 5/16/28	1,000,000	989,970
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	1,050,000	1,026,232
MidAmerican Energy Co., 3.65%, 4/15/29	2,000,000	1,902,682
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	800,000	797,106
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	520,000	515,346
NRG Energy, Inc., 2.00%, 12/2/25(1)	555,000	497,630
Pacific Gas & Electric Co., 6.15%, 1/15/33	300,000	296,272
Public Service Electric & Gas Co., 3.10%, 3/15/32	575,000	509,349
Public Service Electric & Gas Co., 4.65%, 3/15/33	134,000	132,699
Southern Co., 5.20%, 6/15/33	350,000	346,482
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	927,000	730,714
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	500,000	488,636
		13,460,203
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	557,000	551,452
Electronic Equipment, Instruments and Components — 0.7%
Teledyne Technologies, Inc., 0.95%, 4/1/24	1,483,000	1,426,378

Energy Equipment and Services — 0.5%
Helmerich & Payne, Inc., 2.90%, 9/29/31	631,000	513,913
Schlumberger Investment SA, 4.50%, 5/15/28	410,000	405,607
		919,520
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.79%, 3/15/25	420,000	406,128
Warnermedia Holdings, Inc., 3.76%, 3/15/27	907,000	850,291
		1,256,419
Financial Services — 1.7%
Antares Holdings LP, 2.75%, 1/15/27(1)	255,000	209,137
GE Capital Funding LLC, 4.55%, 5/15/32	500,000	485,234
Global Payments, Inc., 3.75%, 6/1/23	761,000	761,000
Global Payments, Inc., 4.45%, 6/1/28	985,000	935,786
Nationwide Building Society, 4.85%, 7/27/27(1)	1,116,000	1,096,970
		3,488,127
Food Products — 1.2%
General Mills, Inc., 5.24%, 11/18/25	424,000	424,174
Kraft Heinz Foods Co., 5.00%, 7/15/35	1,000,000	987,741
Mars, Inc., 4.75%, 4/20/33(1)	1,000,000	993,540
		2,405,455
Gas Utilities — 0.5%
CenterPoint Energy Resources Corp., 5.25%, 3/1/28	1,000,000	1,017,577
Ground Transportation — 3.0%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	600,000	565,703
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	800,000	770,077
Canadian National Railway Co., 3.85%, 8/5/32	650,000	610,749
CSX Corp., 4.25%, 3/15/29	1,220,000	1,194,707
DAE Funding LLC, 1.55%, 8/1/24(1)	231,000	218,683
PT Penske Truck Leasing Co. LP / L Finance Corp., 5.75%, 5/24/26(1)	800,000	798,591
Triton Container International Ltd., 1.15%, 6/7/24(1)	1,225,000	1,147,456
United Rentals North America, Inc., 6.00%, 12/15/29(1)	735,000	735,946
		6,041,912
Health Care Equipment and Supplies — 2.0%
Becton Dickinson & Co., 3.70%, 6/6/27	1,300,000	1,247,737
Becton Dickinson & Co., 4.69%, 2/13/28	1,000,000	998,650
GE HealthCare Technologies, Inc., 5.65%, 11/15/27(1)	480,000	489,977
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	1,500,000	1,415,997
		4,152,361
Health Care Providers and Services — 5.5%
Centene Corp., 4.25%, 12/15/27	1,245,000	1,171,147
Cigna Group, 4.375%, 10/15/28	1,549,000	1,510,556
CVS Health Corp., 5.00%, 1/30/29(3)	1,515,000	1,517,072
CVS Health Corp., 5.25%, 2/21/33	300,000	300,913
Elevance Health, Inc., 4.75%, 2/15/33	1,095,000	1,073,962
HCA, Inc., 5.20%, 6/1/28	1,000,000	994,193
HCA, Inc., 4.125%, 6/15/29	952,000	884,281
Humana, Inc., 3.70%, 3/23/29	1,162,000	1,078,099
IQVIA, Inc., 5.70%, 5/15/28(1)	625,000	628,906
UnitedHealth Group, Inc., 4.25%, 1/15/29	1,000,000	985,595
UnitedHealth Group, Inc., 2.30%, 5/15/31	950,000	811,467
UnitedHealth Group, Inc., 5.35%, 2/15/33	245,000	255,528
		11,211,719
Hotels, Restaurants and Leisure — 1.2%
Marriott International, Inc., 4.90%, 4/15/29	1,000,000	981,526
Marriott International, Inc., 4.625%, 6/15/30	565,000	542,071

Starbucks Corp., 4.75%, 2/15/26	1,000,000	999,300
		2,522,897
Industrial Conglomerates — 0.8%
Eaton Corp., 4.35%, 5/18/28	1,000,000	992,383
Honeywell International, Inc., 4.25%, 1/15/29	700,000	692,089
		1,684,472
Insurance — 0.9%
Allstate Corp., 5.25%, 3/30/33	640,000	638,699
Met Tower Global Funding, 1.25%, 9/14/26(1)	1,307,000	1,157,380
		1,796,079
IT Services — 0.5%
International Business Machines Corp., 4.75%, 2/6/33	1,090,000	1,072,814
Life Sciences Tools and Services — 0.4%
Illumina, Inc., 5.80%, 12/12/25	750,000	759,023
Machinery — 3.2%
Caterpillar Financial Services Corp., 4.80%, 1/6/26	1,100,000	1,106,065
CNH Industrial Capital LLC, 5.45%, 10/14/25	1,250,000	1,255,422
John Deere Capital Corp., 4.75%, 1/20/28	309,000	312,297
John Deere Capital Corp., 4.85%, 10/11/29	1,333,000	1,356,418
Parker-Hannifin Corp., 4.25%, 9/15/27	1,727,000	1,684,803
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	892,000	868,780
		6,583,785
Media — 2.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	880,000	823,365
Cox Communications, Inc., 3.15%, 8/15/24(1)	1,768,000	1,732,577
Paramount Global, 4.95%, 1/15/31(2)	689,000	618,313
WPP Finance 2010, 3.75%, 9/19/24	1,834,000	1,784,738
		4,958,993
Metals and Mining — 0.5%
Glencore Funding LLC, 2.625%, 9/23/31(1)	513,000	413,338
Glencore Funding LLC, 5.70%, 5/8/33(1)	180,000	178,363
South32 Treasury Ltd., 4.35%, 4/14/32(1)	569,000	500,506
		1,092,207
Multi-Utilities — 1.9%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	400,000	359,562
Ameren Corp., 3.50%, 1/15/31	431,000	385,165
Ameren Illinois Co., 4.95%, 6/1/33	750,000	751,966
DTE Energy Co., 4.22%, 11/1/24	988,000	972,221
DTE Energy Co., 2.85%, 10/1/26	650,000	605,373
DTE Energy Co., 4.875%, 6/1/28	410,000	405,679
NiSource, Inc., 5.25%, 3/30/28	480,000	483,851
		3,963,817
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	750,000	712,306
Oil, Gas and Consumable Fuels — 4.7%
Continental Resources, Inc., 2.27%, 11/15/26(1)	360,000	322,092
Diamondback Energy, Inc., 6.25%, 3/15/33	340,000	353,217
Enbridge, Inc., 5.70%, 3/8/33	560,000	569,755
Energy Transfer LP, 5.50%, 6/1/27	580,000	581,826
Energy Transfer LP, 5.75%, 2/15/33	794,000	796,919
EQT Corp., 5.70%, 4/1/28	250,000	248,896
Hess Corp., 3.50%, 7/15/24	445,000	435,246
HF Sinclair Corp., 2.625%, 10/1/23	425,000	420,010
MPLX LP, 4.875%, 6/1/25	700,000	692,103
Occidental Petroleum Corp., 6.625%, 9/1/30	365,000	380,845

Pioneer Natural Resources Co., 5.10%, 3/29/26	467,000	467,154
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	689,000	699,286
Shell International Finance BV, 2.375%, 11/7/29	2,089,000	1,840,205
Southwestern Energy Co., 5.375%, 3/15/30	543,000	499,680
Western Midstream Operating LP, 6.15%, 4/1/33	400,000	399,282
Williams Cos., Inc., 4.55%, 6/24/24	871,000	860,534
		9,567,050
Paper and Forest Products — 0.7%
Georgia-Pacific LLC, 3.60%, 3/1/25(1)	1,350,000	1,314,470
Personal Care Products — 1.0%
Kenvue, Inc., 5.00%, 3/22/30(1)	2,000,000	2,040,879
Pharmaceuticals — 1.4%
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	550,000	550,948
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	270,000	271,212
Royalty Pharma PLC, 1.20%, 9/2/25	719,000	650,099
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	725,000	689,531
Viatris, Inc., 1.65%, 6/22/25	600,000	552,514
Zoetis, Inc., 5.60%, 11/16/32	150,000	158,376
		2,872,680
Retail REITs — 0.5%
NNN REIT, Inc., 4.30%, 10/15/28	1,076,000	1,009,527
Semiconductors and Semiconductor Equipment — 1.4%
Broadcom, Inc., 3.42%, 4/15/33(1)	870,000	722,891
Intel Corp., 5.125%, 2/10/30	1,555,000	1,573,935
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	725,000	591,642
		2,888,468
Specialized REITs — 0.6%
American Tower Corp., 5.25%, 7/15/28	340,000	339,692
Equinix, Inc., 2.90%, 11/18/26	790,000	728,851
Equinix, Inc., 1.80%, 7/15/27	133,000	115,470
		1,184,013
Specialty Retail — 2.2%
Advance Auto Parts, Inc., 5.90%, 3/9/26	113,000	114,555
AutoZone, Inc., 4.50%, 2/1/28	1,000,000	989,727
Home Depot, Inc., 2.70%, 4/15/25	1,145,000	1,106,237
Lowe's Cos., Inc., 3.35%, 4/1/27	1,137,000	1,084,201
Lowe's Cos., Inc., 2.625%, 4/1/31	750,000	634,307
O'Reilly Automotive, Inc., 4.70%, 6/15/32	600,000	585,024
		4,514,051
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 1.25%, 8/20/30	2,850,000	2,338,744
Trading Companies and Distributors — 0.6%
Air Lease Corp., 5.30%, 2/1/28	695,000	687,321
Aircastle Ltd., 5.25%, 8/11/25(1)	583,000	566,513
		1,253,834
Wireless Telecommunication Services — 0.9%
T-Mobile USA, Inc., 3.375%, 4/15/29	1,982,000	1,795,798
TOTAL CORPORATE BONDS (Cost $193,163,629)		190,091,015
U.S. TREASURY SECURITIES — 4.2%
U.S. Treasury Notes, 4.625%, 3/15/26	6,000,000	6,085,781
U.S. Treasury Notes, 3.75%, 4/15/26	2,500,000	2,478,320
U.S. Treasury Notes, 1.875%, 2/28/29	140,000	126,386
TOTAL U.S. TREASURY SECURITIES (Cost $8,765,073)		8,690,487

MUNICIPAL SECURITIES — 0.2%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $517,637)	515,000	425,942
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,058,191	5,058,191
State Street Navigator Securities Lending Government Money Market Portfolio(4)	966,805	966,805
TOTAL SHORT-TERM INVESTMENTS (Cost $6,024,996)		6,024,996
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $208,471,335)		205,232,440
OTHER ASSETS AND LIABILITIES — (0.5)%		(964,856)
TOTAL NET ASSETS — 100.0%		$204,267,584

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	95	September 2023	$19,553,672	$11,626
U.S. Treasury 10-Year Notes	117	September 2023	13,392,844	135,967
U.S. Treasury 10-Year Ultra Notes	18	September 2023	2,168,156	22,801
			$35,114,672	$170,394
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	61	September 2023	$6,653,766	$(19,181)
U.S. Treasury Long Bonds	3	September 2023	385,031	(6,256)
			$7,038,797	$(25,437)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,610,155, which represented 13.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $933,795. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $966,805.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$190,091,015	—
U.S. Treasury Securities	—	8,690,487	—
Municipal Securities	—	425,942	—
Short-Term Investments	$6,024,996	—	—
	$6,024,996	$199,207,444	—
Other Financial Instruments
Futures Contracts	$170,394	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$25,437	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.